FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by letters dated as shown below, that the Plans and related trust were designed in accordance with the applicable regulations of the IRC.

Plan	Date
ESP	July 1, 2016
PSP	April 19, 2016
DSP	April 19, 2016
BPX	April 19, 2016
AESP	July 1, 2025

ESP, PSP, DSP, BPX and AESP have been amended and restated since receiving the determination letters. During the Plan year, the Plans experienced certain minor operational issues. The Plan Sponsor is in the process of correcting these minor errors and believes the Plans have maintained their tax-exempt status. Therefore, no provision for income taxes has been included in the Plans’ financial statements.

BP Partnership Savings Plan (Plan No. 051)
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by letters dated as shown below, that the Plans and related trust were designed in accordance with the applicable regulations of the IRC.

Plan	Date
ESP	July 1, 2016
PSP	April 19, 2016
DSP	April 19, 2016
BPX	April 19, 2016
AESP	July 1, 2025

ESP, PSP, DSP, BPX and AESP have been amended and restated since receiving the determination letters. During the Plan year, the Plans experienced certain minor operational issues. The Plan Sponsor is in the process of correcting these minor errors and believes the Plans have maintained their tax-exempt status. Therefore, no provision for income taxes has been included in the Plans’ financial statements.

BP DirectSave Plan (Plan No. 052)
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by letters dated as shown below, that the Plans and related trust were designed in accordance with the applicable regulations of the IRC.

Plan	Date
ESP	July 1, 2016
PSP	April 19, 2016
DSP	April 19, 2016
BPX	April 19, 2016
AESP	July 1, 2025

ESP, PSP, DSP, BPX and AESP have been amended and restated since receiving the determination letters. During the Plan year, the Plans experienced certain minor operational issues. The Plan Sponsor is in the process of correcting these minor errors and believes the Plans have maintained their tax-exempt status. Therefore, no provision for income taxes has been included in the Plans’ financial statements.

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by letters dated as shown below, that the Plans and related trust were designed in accordance with the applicable regulations of the IRC.

Plan	Date
ESP	July 1, 2016
PSP	April 19, 2016
DSP	April 19, 2016
BPX	April 19, 2016
AESP	July 1, 2025

ESP, PSP, DSP, BPX and AESP have been amended and restated since receiving the determination letters. During the Plan year, the Plans experienced certain minor operational issues. The Plan Sponsor is in the process of correcting these minor errors and believes the Plans have maintained their tax-exempt status. Therefore, no provision for income taxes has been included in the Plans’ financial statements.

Archaea Employee Savings Plan (Plan No. 101)
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by letters dated as shown below, that the Plans and related trust were designed in accordance with the applicable regulations of the IRC.

Plan	Date
ESP	July 1, 2016
PSP	April 19, 2016
DSP	April 19, 2016
BPX	April 19, 2016
AESP	July 1, 2025

ESP, PSP, DSP, BPX and AESP have been amended and restated since receiving the determination letters. During the Plan year, the Plans experienced certain minor operational issues. The Plan Sponsor is in the process of correcting these minor errors and believes the Plans have maintained their tax-exempt status. Therefore, no provision for income taxes has been included in the Plans’ financial statements.